Long-term debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) semi-annualPayment vessel	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Accretion of deferred financing costs	$ 3,500,000	$ 3,600,000
Repayments of construction borrowings, classified as financing activities	$ 173,000,000	0
Egypt limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Number of semi-annual principal payments | semi-annualPayment	24
Egypt limited recourse debt facilities | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	1.60%
Egypt limited recourse debt facilities | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	1.90%
Other limited recourse debt facilities | 50% owned subsidiary
Disclosure of detailed information about borrowings [line items]
Ownership rate	50.00%
Other limited recourse debt facilities, 5.08% due 5.08% due September 15, 2036
Disclosure of detailed information about borrowings [line items]
Number of vessels to be acquired | vessel	1
Other limited recourse debt facilities, 5.08% due 5.08% due September 15, 2036 | 50% owned subsidiary
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 25,000,000	13,000,000
Other limited recourse debt facilities, 5.08% due 5.08% due September 15, 2036 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.08%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 300,000,000	300,000,000
Debt covenant, EBITDA to interest coverage ratio	2
Debt covenant, debt to capitalization ratio	60.00%
Default payment accelerated by a creditor, amount of indebtedness (or more)	$ 50,000,000
Default that permits a creditor to demand repayment, amount of indebtedness (or more)	$ 50,000,000
Revolving credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt covenant, EBITDA to interest coverage ratio	1.25
Geismar 3 construction facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 600,000,000	$ 800,000,000
Repayments of construction borrowings, classified as financing activities	$ 173,000,000
Geismar 3 construction facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	3.00%